Vessels	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Vessels
4.	Vessels:

December 31, 2015	Cost	Accumulated depreciation	Net book value
Vessels	$6,149,625	$1,080,396	$5,069,229
Vessels under construction	209,119	—	209,119
Vessels	$6,358,744	$1,080,396	$5,278,348

December 31, 2014	Cost	Accumulated depreciation	Net book value
Vessels	$5,708,685	$894,964	$4,813,721
Vessels under construction	282,002	—	282,002
Vessels	$5,990,687	$894,964	$5,095,723

During the year ended December 31, 2015, the Company capitalized interest costs of $5,361,000 (2014 – $8,184,000; 2013 – $2,873,000) to vessels under construction.